As filed with the Securities and Exchange Commission on February 21, 2019

1933 Act File No. 033-46924
1940 Act File No. 811-06618

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 115	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No. 117	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)

40 Wall Street
New York, New York 10005
(Address of Principal Executive Offices)   (Zip Code)
Registrant’s Telephone Number, including Area Code:  (212) 858-8000

Scott Richardson, Esq.
First Investors Equity Funds
40 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copy to:
Kathy K. Ingber, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 114 to the Registrant’s registration statement on January 28, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 21st day of February 2019.

FIRST INVESTORS EQUITY FUNDS

By:	/s/ E. Blake Moore Jr.
E. Blake Moore Jr. President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 115 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ E. Blake Moore Jr.	President	February 21, 2019
E. Blake Moore Jr.	(Principal Executive Officer)

/s/ Joseph I. Benedek	Treasurer	February 21, 2019
Joseph I. Benedek	(Principal Financial Officer and Principal Accounting Officer)

/s/ Susan E. Artmann	Trustee	February 21, 2019
Susan E. Artmann*

/s/ Mary J. Barneby	Trustee	February 21, 2019
Mary J. Barneby*

/s/ Charles R. Barton, III	Trustee	February 21, 2019
Charles R. Barton, III*

/s/ Arthur M. Scutro, Jr.	Chairman of the Board	February 21, 2019
Arthur M. Scutro, Jr.*	And Trustee

/s/ Mark R. Ward	Trustee	February 21, 2019
Mark R. Ward*

* By:	/s/ Scott K. Richardson
Scott K. Richardson (Attorney-in-Fact)

Exhibit Index

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase